100 Huntington Avenue Tower 2, Floor 3 Mail Stop CPH0326 Boston, MA 02116

June 11, 2015

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Funds (the “Registrant”)

(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for Transamerica Floating Rate, Transamerica Opportunistic Allocation and Transamerica Short-Term Bond, each a series of the above-referenced Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant filed on May 28, 2015.

Should you have any questions or comments regarding this filing, please contact the undersigned at (617) 662-3153.

Very truly yours,

/s/ Timothy Burdick
Timothy Burdick
Assistant Vice President and Associate Counsel State Street Bank and Trust Company